Other income (Tables)	12 Months Ended
Dec. 31, 2019
Other income [Abstract]
Other Income (Expense)
Other income (expenses) as of December 31, 2019, 2018 and 2017, is summarized as follows:

	2019	2018	2017
Gain (loss) from the sale of subsidiaries (see Note 5)	$279,744	$111,484	$(273,032)
Other, net	(472)	664	1,554
Recoveries of taxes paid in prior years, net of expenses for recovery	(16,595)	(3,919)	43,884
Cancellation of projects	(18,944)	(5,604)	(13,127)
Gain from loss of control of subsidiary TMMDM (see Note 5)	-	-	3,458,467
Goodwill impairment (see Note 5)	(9,826)	-	-
	$233,907	$102,625	$3,217,746